Financial debt (Details) - USD ($) $ in Millions			6 Months Ended
	Apr. 01, 2021	Apr. 02, 2020	Jun. 30, 2021
Bond 4.125% issued in 2011 and maturing in January 2021
Financial debt
Interest rate (as percent)			4.125%
Amount of bonds reimbursed			$ 500
Bond 2.750% issued in 2014 and maturing in June 2021
Financial debt
Interest rate (as percent)			2.75%
Amount of bonds reimbursed			$ 1,000
Syndicated credit line
Financial debt
Committed credit facilities granted by banks		$ 6,350
Borrowings term		12 months
Borrowings, period of extension option		6 months
Reimbursement of borrowing	$ 2,646